Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Right-of-use assets
The following table summarizes our right-of-use assets outstanding at December 31:

	2021	2020
As at beginning of year	$372,468	$430,713
Additions	208,976	297,373
Lease modification	323,782	—
Depreciation expense	(321,822)	(357,230)
Foreign exchange impact	847	1,612
As at end of year	$584,251	$372,468

Lease liabilities
The following table summarizes our lease liabilities outstanding at December 31:

	2021	2020
As at beginning of year	$402,059	$506,275
Additions	203,868	297,373
Lease modification	323,782	—
Payment of lease liabilities	(365,510)	(460,724)
Interest expense on lease liabilities	91,727	68,526
Foreign exchange impact	(1,173)	(9,391)
As at end of year	$654,753	$402,059

Total undiscounted lease liability
Our total undiscounted lease liability as at December 31, 2021 is as follows:

December 31, 2021
Less than one year	$372,707
One to five years	434,936
More than five years	—
Total undiscounted lease liability	$807,643